Intangible assets - Other intangible assets - Disclosure of detailed information about intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets, end balance	€ 5,821	€ 5,854	€ 4,904
Net additions and disposals	2,104	2,197	1,757
Change in scope of consolidation	(2)	181	381
Amortization and impairment	(1,910)	(1,482)	(1,226)
Application of amortization and impairment	0	0	0
Exchange differences and other	(225)	54	121
Intangible assets, beginning balance	€ 5,854	€ 4,904	€ 3,871
IT developments | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years	3 years	3 years
IT developments | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years	10 years	10 years
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets, end balance	€ 15,261	€ 14,773	€ 12,502
Net additions and disposals	2,104	2,197	1,757
Change in scope of consolidation	(8)	176	381
Application of amortization and impairment	(1,169)	(230)	(511)
Exchange differences and other	(439)	128	163
Intangible assets, beginning balance	14,773	12,502	10,712
Gross carrying amount | Brand names
Disclosure of detailed information about intangible assets [line items]
Intangible assets, end balance	32	40	33
Net additions and disposals	0	0	0
Change in scope of consolidation	0	8	27
Application of amortization and impairment	0	(2)	0
Exchange differences and other	(8)	1	2
Intangible assets, beginning balance	40	33	4
Gross carrying amount | IT developments
Disclosure of detailed information about intangible assets [line items]
Intangible assets, end balance	13,322	12,867	10,721
Net additions and disposals	2,104	2,197	1,748
Change in scope of consolidation	(8)	18	153
Application of amortization and impairment	(1,169)	(196)	(497)
Exchange differences and other	(472)	127	128
Intangible assets, beginning balance	12,867	10,721	9,189
Gross carrying amount | Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets, end balance	1,907	1,866	1,748
Net additions and disposals	0	0	9
Change in scope of consolidation	0	150	201
Application of amortization and impairment	0	(32)	(14)
Exchange differences and other	41	0	33
Intangible assets, beginning balance	1,866	1,748	1,519
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets, end balance	(9,235)	(8,851)	(7,554)
Net additions and disposals	0	0	0
Change in scope of consolidation	6	5	0
Amortization and impairment	(1,683)	(1,429)	(1,151)
Application of amortization and impairment	1,062	209	412
Exchange differences and other	231	(82)	(108)
Intangible assets, beginning balance	(8,851)	(7,554)	(6,707)
Accumulated depreciation | IT developments
Disclosure of detailed information about intangible assets [line items]
Intangible assets, end balance	(8,312)	(8,078)	(6,866)
Net additions and disposals	0	0	0
Change in scope of consolidation	6	0	0
Amortization and impairment	(1,546)	(1,294)	(1,024)
Application of amortization and impairment	1,062	177	403
Exchange differences and other	244	(95)	(96)
Intangible assets, beginning balance	(8,078)	(6,866)	(6,149)
Accumulated depreciation | Other
Disclosure of detailed information about intangible assets [line items]
Intangible assets, end balance	(923)	(773)	(688)
Net additions and disposals	0	0	0
Change in scope of consolidation	0	5	0
Amortization and impairment	(137)	(135)	(127)
Application of amortization and impairment	0	32	9
Exchange differences and other	(13)	13	(12)
Intangible assets, beginning balance	(773)	(688)	(558)
Accumulated impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets, end balance	(205)	(68)	(44)
Net additions and disposals	0	0	0
Change in scope of consolidation	0	0	0
Amortization and impairment	(227)	(53)	(75)
Of which addition	(227)	(53)	(75)
Of which Liberation	0	0	0
Application of amortization and impairment	107	21	99
Exchange differences and other	(17)	8	66
Intangible assets, beginning balance	€ (68)	€ (44)	€ (134)